Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of PF Credit Enhancements Such as Debt Assumption Supplemental Funding Agreement and Maturity of the Related Loans
a.	Details of PF credit enhancements including debt assumption and supplemental funding agreement and maturity of the related loans as follows:

(in millions of Won)
Provider	Borrower	Credit enhancement measures	Agreed amount		Executed amount	Balance of loans
[The Company]
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)	JB CLARK HILLS	Debt assumption	￦	42,550	35,459	35,459
[Associates and joint ventures]
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)	New Songdo International City Development, LLC	Debt assumption		676,000	520,000	467,500
[Others]
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)	Bangbae Shindonga Apartment Reconstruction and Maintenance Project Association, etc.	Debt assumption		922,476	730,020	404,799
	Mastern 123 Yeoju Samgyo PFV co., Ltd.	Debt assumption		175,500	135,000	133,700
	Civic Center PFV	Debt assumption		45,000	45,000	45,000
POSCO DX (formerly, POSCO ICT)	Jeonnong school keeper co. and others	Supplemental funding agreement		1,122,320	123,309	474,888

				2,265,296	1,033,329	1,058,387

			￦	2,983,846	1,588,788	1,561,346

Summary of Conditional Debt Assumption and Principal and Interest Repayment Contingencies
b.	The details of conditional debt assumption and principal repayment contracts in the event of construction default as of December 31, 2023 are as follows:

(in millions of Won)	Contract amount	Contingency amount(*1,2)	Balance of loans
Maintenance projects and Other projects	~~W~~ 6,438,048	3,513,950	1,856,719

(*1)	The overlapping amount with other credit enhancements such as the debt assumption agreement at the time of loan origination amounted to ￦ 132,300 million for maintenance projects.
(*2)
In the case of joint subcontracting projects, the total joint guarantee amount of the project participants is disclosed. The final execution amount of completion may vary depending on reasons attributable to project participants upon actual completion.

Summary of Contingencies of Claim for Damages in the Event of Non-Compliance of Responsibility Completion
c.	The details of contingencies of claim for damages in the event of construction default as of December 31, 2023 are as follows:

(in millions of Won)	Contract amount	Contingency amount(*1,2)	Balance of loans
Maintenance projects and Other projects	~~W~~ 11,261,667	8,972,087	6,347,888

(*1)	The overlapping amount with other credit enhancements such as the debt assumption agreement at the time of loan amounted to ￦ 122,200 million for the maintenance projects.
(*2)
In the case of joint subcontracting projects, the total joint guarantee amount of the project participants is disclosed. The final execution amount of completion may vary depending on reasons attributable to the project participants upon actual completion.

Summary of SOC Projects
②	SOC projects

(in millions of Won)
Provider	Recipient	Credit enhancement measures	Approved amount		Remaining balance after repayment
[Associates and joint ventures]
POSCO DX	UITrans LRT Co., Ltd(*1)	Providing funds and Debt assumption	￦	81,883	32,952
	Pocheon-Hwado Highway Corp.(*2)	Providing funds		24,923	16,941
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)	UITrans LRT Co., Ltd(*1)	Providing funds and Debt assumption		205,051	165,045
	Pocheon-Hwado Highway Corp.(*2)	Providing funds		319,526	217,171
	POHANG E&E Co., LTD(*3)	Providing funds and Supplemental funding agreement		71,930	50,946
	Pureun Tongyeong Enviro Co., Ltd.(*3)	Providing funds		22,714	12,251
	Pure Gimpo.Co.,Ltd(*3)	Providing funds		51,559	25,189
	Clean Iksan Co.,Ltd(*3)	Providing funds		44,054	25,650

				821,640	546,145

[Others]
POSCO DX	Western Inland highway CO.,LTD.	Providing funds		47,348	15,678
	SK Solar Energy Co., Ltd.	Debt assumption		5,850	3,114
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)	Western Seoul highway CO.,LTD. and others	Supplemental funding agreement		62,720	30,646
	Western Inland highway CO.,LTD. and others	Providing funds		2,884,686	1,266,872
	Pohang Youngil Bay New Port	Debt assumption		2,250	1,440
	Busan Sanseong Tunnel	Refinancing		35,296	26,750

				3,038,150	1,344,500

			￦	3,859,790	1,890,645

(*1)
The Company provides a funding obligation agreement of
￦
153,260 million (including other shares:
￦
385,000 million) equivalent to the Company’s share of the loan balance for the private investment project.

(*2)
The Company provides a funding obligation agreement of
￦
344,449 million (including other shares:
￦
623,079 million) equivalent to the Company’s share of the loan balance for the private investment project.

(*3)
The Company provides a funding obligation agreement of
￦
183,756 million (including other shares:
￦
354,092 million) equivalent to the Company’s share of the loan balance for the private investment project.

Summary of Payment Guarantee Provided to Clients
①
As of December 31, 2023, the payment guarantees that the Company provides to clients, such as contract performance guarantees, installment guarantees, and defect guarantees, by subscribing to insurance policies with insurance companies or issuing guarantee certificates are as follows:

(in millions of Won)
Provider of credit enhancement	Recipient of credit enhancement	Types of guarantees	Agreed amount	Executed amount	Guarantor
[Subsidiaries]
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING &	Ventanas Philippines Construction Inc	Guarantee on performance for contracts and others	￦ 14,601	14,601	Credit Agricole and others
CONSTRUCTION CO.,LTD.)	PT POSCO E&C INDONESIA	Guarantee on defects	1,805	1,805	Woori Bank and others

			16,406	16,406

[Associates and joint ventures]
POSCO Eco & Challenge Co., Ltd.	PT.Tanggamus Electric Power	Letter of credit	2,615	2,615	Hana Bank
(formerly, POSCO ENGINEERING &	PT. Wampu Electric Power	Letter of credit	2,837	2,837	Hana Bank
CONSTRUCTION CO.,LTD.)	Pocheon-Hwado Highway Corp.	Guarantee on performance for projects	23,315	23,315	Construction Guarantee Cooperative

			28,767	28,767

[Others]
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)	DAEWOO ENGINEERING & CONSTRUCTION Co., Ltd	Guarantee on performance for construction	8,381,876	6,686,305	Construction Guarantee Cooperative

			￦ 8,427,049	6,731,478

Summary of Primary Payment Guarantees that the Company Provided from the Guarantee Institution
②	As of December 31, 2023, the primary payment guarantees and others, that the Company were provided from the guarantee institution are as follows:

(in millions of Won)
Provider	Types of guarantees	Agreed amount	Executed amount
Construction Guarantee Cooperative	Subcontractor Payment Guarantee and others	￦ 6,806,423	6,793,235
Engineering guarantee insurance	Guarantee on performance for EPC contracts and others	896,888	540,075
Seoul Guarantee Insurance	Construction performance guarantee and others	571,775	571,775
Korea Housing & Urban Guarantee Corporation	Housing Guarantee and others	4,933,080	4,927,830
Korea software financial cooperative	Guarantee on performance for contracts	107,868	105,076
Woori Bank and others	Foreign currency guarantee	2,042,804	786,129

		￦ 15,358,838	13,724,120

Contingent liabilities on outstanding guarantees [member]
Statement [LineItems]
Summary of Contingent Liabilities
1) Contingent liabilities on outstanding guarantees provided by the Company as of December 31, 2023 are as follows:

(in millions of Won)			Guarantee limit			Guarantee amount
Guarantor	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
[The Company]
POSCO HOLDINGS INC.	POSCO Asia Co., Ltd.	Credit Agricole and others	USD	205,000,000	264,327	—	—
	POSCO Argentina S.A.U	HSBC and others	USD	411,900,000	531,104	319,895,483	412,472
POSCO	POSCO MEXICO S.A. DE C.V.	BOA and others	USD	60,000,000	77,364	60,000,000	77,364
	POSCO-VIETNAM Co., Ltd.	SMBC and others	USD	110,000,000	141,834	80,000,000	103,152
	PT. KRAKATAU POSCO	Export-Import Bank of Korea and others	USD	2,060,300,000	2,656,550	1,023,496,118	1,319,696
	POSCO COATED STEEL (THAILAND) CO., LTD.	SMBC and others	THB	4,800,000,000	180,576	3,936,000,000	148,072
	POSCO Maharashtra Steel Private Limited	SMBC and others	USD	40,000,000	51,576	40,000,000	51,576
	POSCO ASSAN TST STEEL INDUSTRY Inc	SOCIETE GENERALE and others	USD	122,850,000	158,403	122,850,000	158,403
POSCO INTERNATIONAL Corporation	POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE. LTD.	POSCO Asia Co., Ltd.	USD	180,000,000	232,092	150,000,000	193,410
	POSCO INTERNATIONAL POWER (PNGLAE) LIMITED	KDB bank	USD	20,880,000	26,923	13,400,000	17,278
	GOLDEN LACE POSCO INTERNATIONAL CO., LTD.	POSCO Asia Co., Ltd.	USD	13,200,000	17,020	11,000,000	14,183
	PT. Bio Inti Agrindo	BTPN and others	IDR	1,232,000,000,000	102,995	1,160,000,000,000	96,976

(in millions of Won)			Guarantee limit			Guarantee amount
Guarantor	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
	POSCO ASSAN TST STEEL INDUSTRY Inc	ING	USD	13,700,000	17,665	13,700,000	17,665
	POSCO INTERNATIONAL Deutschland GmbH	Bank Mendes Gans Amsterdam	USD	50,000,000	64,470	20,005,200	25,795
	POSCO INTERNATIONAL AMERICA Corp.					—	—
	POSCO INTERNATIONAL JAPAN Corp.					7,106,727	9,163
	POSCO INTERNATIONAL SINGAPORE PTE. LTD.					—	—
	POSCO INTERNATIONAL Malaysia SDN BHD					—	—
	POSCO INTERNATIONAL Italia S.R.L.					—	—
	POSCO INTERNATIONAL MEXICO S.A. de C.V.					17,250,570	22,243
	GRAIN TERMINAL HOLDING PTE. LTD.	Export-Import Bank of Korea and others	USD	27,000,000	34,814	27,000,000	34,814
	POSCO INTERNATIONAL E&P MALAYSIA SDN. BHD.	SC MALAYSIA	USD	6,000,000	7,736	6,000,000	7,736
	PT. KRAKATAU POSCO ENERGY	POSCO Asia Co., Ltd. and others	USD	88,903,407	114,632	53,201,703	68,598
	Posco International Mexico e-Mobility S.A DE C.V.	Export-Import Bank of Korea and others	USD	27,000,000	34,814	27,000,000	34,814
	PT POSCO INTERNATIONAL ENP INDONESIA	PT Bank Negara Indonesia	USD	750,000	967	750,000	967
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)	POSCO E&C Vietnam Co., Ltd.	POSCO Asia Co., Ltd. and others	USD	36,000,000	46,418	31,000,000	39,971
	PT. POSCO E&C INDONESIA	POSCO Asia Co., Ltd. and others	USD	25,900,000	33,395	25,900,000	33,395
POSCO STEELEON CO.,LTD.	Myanmar POSCO C&C Company, Limited.	POSCO Asia Co., Ltd.	USD	13,986,947	18,035	11,952,170	15,411
POSCO FUTURE M CO., LTD. (formerly, POSCO CHEMICAL CO., LTD)	ULTIUM CAM GP INC.	Investissement Quebec, Strategic Innovation Fund	CAD	299,562,500	291,966	—	—
[Associates and joint ventures]
POSCO HOLDINGS INC.	Nickel Mining Company SAS	SMBC	EUR	46,000,000	65,623	46,000,000	65,623
POSCO	LLP POSUK Titanium	SMBC	USD	13,250,000	17,085	13,250,000	17,085
POSCO INTERNATIONAL Corporation	GLOBAL KOMSCO Daewoo LLC	Hana Bank	USD	6,650,000	8,575	6,300,000	8,123

(in millions of Won)			Guarantee limit			Guarantee amount
Guarantor	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)(*1)	Chun-cheon Energy Co., Ltd	Kookmin Bank and others	KRW	149,200	149,200	137,500	137,500
[Others]
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)(*2)	Subcontractors for maintenance projects, etc.	Kookmin Bank and others	KRW	1,535,263	1,535,263	674,016	674,016
POSCO DX(formerly, POSCO ICT)(*1)	Busan Sanseong Tunnel	Kookmin Bank	KRW	7,621	7,621	6,394	6,394
POSCO WIDE Co., Ltd. (formerly, POSCO O&M Co., Ltd.)	Korea Electric Power Corporation and others	Seoul Guarantee Insurance	KRW	4,527	4,527	4,527	4,527
POSCO AUSTRALIA PTY LTD	Department of Trade and Investment (NSW Government) and others	Woori Bank and others	AUD	16,754,695	14,745	16,754,695	14,745
PT. Bio lnti Agrindo	KSU Mandob	Bank Muamalat	IDR	80,000,000,000	6,688	80,000,000,000	6,688
POSCO Maharashtra Steel Private Limited	Gail India and others	HSBC and others	INR	808,823,105	12,537	808,823,105	12,537

			USD	3,533,270,354	4,555,799	2,081,057,971	2,683,314
			KRW	1,696,611	1,696,611	822,437	822,437
			IDR	1,312,000,000,000	109,683	1,240,000,000,000	103,664
			INR	808,823,105	12,537	808,823,105	12,537
			THB	4,800,000,000	180,576	3,936,000,000	148,072
			EUR	46,000,000	65,623	46,000,000	65,623
			AUD	16,754,695	14,745	16,754,695	14,745
			CAD	299,562,500	291,966	—	—

(*1)	The contingencies include Project Financing (PF) contracts, which provide credit enhancement through payment guarantee in relation to the SOC projects as of December 31, 2023.
(*2)	The contingencies include PF contracts, which guarantee the subcontractors progress payment loans in relation to the maintenance projects and others, as of December 31, 2023

Litigations in progress [member]
Statement [LineItems]
Summary of Contingent Liabilities
As of December 31, 2023, litigations in progress that POSCO HOLDINGS INC. and certain subsidiaries are defendants in legal actions arising from the normal course of business are as follows:

(in millions of Won, in thousands of foreign currencies)
Company	Legal actions	Claim amount		Won equivalent	Description
POSCO HOLDINGS INC.	4	KRW	9,945	9,945	Lawsuit on claim for damages and others
POSCO	35	KRW	205,234	205,234	Lawsuit on claim for employee right and others
POSCO INTERNATIONAL Corporation	2	INR	4,469,396	69,276	Lawsuit on claim for payment on guarantees and others(*1)
	6	KRW	75,458	75,458	Lawsuit on claim for damages and others
	1	PKR	124,775	570	Lawsuit on claim for damages
	6	USD	75,389	97,207	Lawsuit on claim for damages and others(*1)
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)	106	KRW	428,767	428,767	Lawsuit on claim for damages and others(*1)
POSCO DX(formerly, POSCO ICT)	1	BRL	14,819	3,938	Lawsuit on claim for damages
	11	KRW	6,789	6,789	Lawsuit on claim for damages and others
POSCO FUTURE M CO., LTD. (formerly, POSCO CHEMICAL CO., LTD)	3	KRW	5,789	5,789	Lawsuit on claim for damages and others
POSCO M-TECH	1	KRW	67	67	Lawsuit on claim for damages
POSCO A&C	3	KRW	2,181	2,181	Lawsuit on claim for payment on construction and others(*1)
POSCO WIDE Co., Ltd.	2	KRW	563	563	Lawsuit on claim for damages and others
eNtoB Corporation	1	KRW	14	14	Lawsuit on claim for damages
POSCO ASIA COMPANY LIMITED	1	USD	80	103	Lawsuit on claim for damages(*1)
POSCO-China Holding Corp.	1	USD	1,290	1,663	Lawsuit on claim for damages
POSCO-INDIA STEEL DISTRIBUTION CENTER PRIVATE LIMITED	1	INR	525,000	8,138	Lawsuit on claim for damages
POSCO(Suzhou) Automotive Processing Center Co., LTD.	2	CNY	31	6	Lawsuit on claim for invalidation of dismissal
Shinan Green Energy Co., LTD	1	KRW	—	—	Lawsuit on claim for land delivery
POSCO INTERNATIONAL TEXTILE LLC.	1	USD	2,389	3,081	Lawsuit on claim for payment on contract(*1)
Qingdao Pohang Stainless Steel Co., Ltd.	1	CNY	13,260	2,398	Lawsuit on claim for contract termination
POSCO Center Beijing	1	CNY	80	15	Lawsuit on claim for contract termination
POSCO Engineering and Construction India Private Limited	2	INR	493,968	7,657	Lawsuit on claim for payment and others(*1)
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA.	78	BRL	185,366	49,257	Lawsuit on claim for payment on construction and others(*1)
POSCO INDIA PROCESSING CENTER PRIVATE LIMITED	1	INR	54,420	844	Lawsuit on claim for damages
POSCO E&C CHINA Co., Ltd.	1	CNY	765	138	Lawsuit over contract dispute
Pos-Sea Pte Ltd	1	USD	3,200	4,126	Lawsuit over contract dispute
Brazil Sao Paulo Steel Processing Center	7	BRL	6,729	1,788	Lawsuit on claim for labor and others
POSCO Thainox Public Company Limited	1	THB	3,000	113	Lawsuit on invalidation of a check
POSCO ASSAN TST STEEL INDUSTRY Inc	13	USD	80	103	Lawsuit on claim for labor and others(*1)
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S	4	TRY	1,132	49	Lawsuit over industrial accidents and others(*1)
POSCO-India Private Limited	1	INR	2,466	38	Lawsuit on claim for wages

(*1)
The Company made a reliable estimate in 66 lawsuits by considering the possibility and amount of expected outflow of resources and recognized
￦
45,712 million as provision for legal contingencies and claims.

Disclosure of major contingencies
Other major contingencies for the Company as of December 31, 2023 are as follows:

Company	Description
POSCO HOLDINGS INC.	POSCO HOLDINGS INC. has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.

The Company has a joint obligation with the company newly established through spin-off,
POSCO, to discharge all liabilities (including financial guarantee contracts) incurred prior to the spin-off
date.

POSCO INTERNATIONAL Corporation	As of December 31, 2023, POSCO INTERNATIONAL Corporation has provided 29 blank promissory notes and 18 blank checks to Korea Energy Agency and others as collateral for the guarantee on performance for contracts and others.

POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)	As of December 31, 2023, POSCO Eco & Challenge Co., Ltd. has provided 41 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans.

POSCO DX (formerly, POSCO ICT)	As of December 31, 2023, POSCO DX has provided 7 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.